Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.9%
AMMC CLO 16, Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.17% (A), 04/14/2029 (B)	$ 300,000	$ 300,004
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.26% (A), 05/15/2037 (B)	500,000	499,998
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 04/25/2026 (B)	4,278	4,279
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 1.31% (A), 01/25/2045	157,400	158,203
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 1.16% (A), 07/17/2028 (B)	471,250	471,277
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.14% (A), 10/15/2027 (B)	685,309	685,339
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.77% (A), 07/25/2035	177,505	177,955
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 0.99% (A), 03/25/2035	10,431	10,433
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.07% (A), 01/16/2026 (B)	53,534	53,536
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	1,200,000	1,204,217
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.17% (A), 06/25/2035	300,000	298,048
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.27% (A), 01/21/2028 (B)	267,537	267,553
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 10/22/2025 (B)	51,836	51,851

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HERA Commercial Mortgage, Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 0.00% (A), 02/18/2038 (B)	$ 400,000	$ 400,109
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.19% (A), 10/25/2035	300,000	297,588
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.37% (A), 06/25/2037	528,127	523,686
KKR CLO 9, Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 0.00% (A), 07/15/2030 (B) (C)	250,000	250,000
LCM XV, LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 0.00% (A), 07/20/2030 (B) (C)	300,000	300,032
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	477,597	481,795
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.24% (A), 05/15/2036 (B)	500,000	500,000
Marble Point CLO X, Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 0.00% (A), 10/15/2030 (B) (C)	300,000	300,032
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.93% (A), 10/25/2034	233,393	230,866
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.04% (A), 10/15/2026 (B)	105,060	105,064
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.81% (A), 12/26/2031 (B)	13,295	13,356
OZLM XVI, Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 0.00% (A), 05/16/2030 (B)	300,000	300,019
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.09% (A), 11/15/2026 (B)	224,987	225,048
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.07% (A), 11/25/2065 (B)	221,946	223,520

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners I LLC
Series 2020-RPL2, Class A1,
3.18% (A), 06/27/2069 (B)	$ 2,056,872	$ 2,061,330
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.33% (A), 02/25/2037	200,000	189,904
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 0.78% (A), 11/25/2037	300,000	293,150
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.56% (A), 02/17/2032 (B)	450,364	455,090
Sound Point CLO XVI, Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 0.00% (A), 07/25/2030 (B)	400,000	400,008
Steele Creek CLO, Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	250,000	249,999
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.11% (A), 05/25/2058 (B)	198,566	200,253
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	151,944	153,615
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.22% (A), 08/28/2029 (B)	800,000	798,386
Vibrant CLO VII, Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 0.00% (A), 09/15/2030 (B) (C)	250,000	250,000
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.39% (A), 04/15/2028 (B)	339,184	339,311

Total Asset-Backed Securities (Cost $13,631,108)		13,724,854

CORPORATE DEBT SECURITIES - 36.0%
Aerospace & Defense - 0.3%
Boeing Co.
2.20%, 02/04/2026	100,000	99,648
3.63%, 02/01/2031 (D)	300,000	313,635
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	207,750
3.95%, 06/15/2023	100,000	99,000
Textron, Inc.
2.45%, 03/15/2031	200,000	193,531

		913,564

Airlines - 0.9%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	328,743	331,243

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
American Airlines Pass-Through Trust (continued)
3.25%, 04/15/2030	$ 82,158	$ 78,996
3.50%, 08/15/2033	94,586	88,433
4.00%, 01/15/2027	52,637	48,515
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	184,727	177,943
3.80%, 03/20/2033 (B)	170,035	177,120
JetBlue Pass-Through Trust
4.00%, 05/15/2034	200,000	215,618
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	229,817
Southwest Airlines Co. Pass-Through Trust
6.65%, 08/01/2022	41,960	43,074
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	70,809	70,675
United Airlines Pass-Through Trust
2.88%, 04/07/2030	420,707	426,866
3.10%, 04/07/2030	420,707	408,340
5.88%, 04/15/2029	292,748	324,519

		2,621,159

Automobiles - 0.2%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027 (B)	400,000	434,833

Banks - 7.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	400,000	437,307
Banco de Credito del Peru
4.65%, 09/17/2024 (B)	PEN 1,300,000	368,765
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	208,073
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	2,260,000	2,422,619
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	435,292
Barclays PLC
3.25%, 02/12/2027, MTN (E)	GBP 400,000	596,180
3.65%, 03/16/2025	$ 500,000	537,385
BNP Paribas SA
Fixed until 02/25/2031 (F), 4.63% (A) (B) (D)	200,000	199,000
Citigroup, Inc.
Fixed until 02/18/2026 (F), 3.88% (A)	900,000	895,797
4.40%, 06/10/2025	300,000	333,319
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	1,400,000	1,410,312
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	197,032
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	295,079
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	556,385
Fixed until 12/17/2030 (F), 4.60% (A)	$ 300,000	296,175
JPMorgan Chase & Co.
Fixed until 11/19/2030, 1.76% (A), 11/19/2031	1,000,000	931,966
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	224,355
4.55%, 08/16/2028	1,000,000	1,137,678

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030 (D)	$ 500,000	$ 479,695
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.18% (A), 09/11/2024	400,000	404,659
Fixed until 07/16/2024, 2.84% (A), 07/16/2025	400,000	422,248
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	455,121
Fixed until 08/15/2021 (F), 8.63% (A)	600,000	614,250
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	428,253
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	198,816
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	196,468
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	200,000	198,870
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	292,835
Stichting AK Rabobank Certificaten
2.19%, (E) (F)	EUR 420,200	638,116
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 600,000	578,811
2.14%, 09/23/2030	300,000	281,049
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/2023 (B)	300,000	300,758
SVB Financial Group
3.13%, 06/05/2030	300,000	311,399
Truist Financial Corp.
Fixed until 03/01/2030 (F), 5.10% (A)	600,000	653,250
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	351,256
6.57%, 01/14/2022 (B)	400,000	416,975
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	800,000	824,627
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	300,000	321,398

		19,851,573

Beverages - 0.3%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	111,127
4.70%, 05/15/2028 (B)	150,000	171,457
5.15%, 05/15/2038 (B)	100,000	119,352
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	400,000	416,907

		818,843

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	300,000	345,550

Building Products - 0.5%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	600,000	631,182
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	410,000	451,413
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	300,000	302,700

		1,385,295

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.9%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	$ 400,000	$ 408,760
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (F)	200,000	185,853
Charles Schwab Corp.
Fixed until 06/01/2026 (F), 4.00% (A)	200,000	202,480
Credit Suisse Group AG
3.75%, 03/26/2025	900,000	969,522
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (H)	200,000	200,402
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	350,000	361,147
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	216,480
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 1.97% (A), 10/28/2027, MTN	700,000	732,542
JAB Holdings BV
2.20%, 11/23/2030 (B)	550,000	516,248
Lazard Group LLC
3.75%, 02/13/2025	30,000	32,583
Morgan Stanley
Fixed until 02/13/2031, 1.79% (A), 02/13/2032, MTN	600,000	557,409
Fixed until 04/28/2031, 1.93% (A), 04/28/2032, MTN	100,000	93,859
Nomura Holdings, Inc.
2.65%, 01/16/2025	300,000	310,193
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	443,805

		5,231,283

Chemicals - 0.6%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	195,040
Huntsman International LLC
4.50%, 05/01/2029	370,000	409,416
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	212,120
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,433
5.18%, 04/24/2028 (B)	400,000	432,210
Yara International ASA
3.15%, 06/04/2030 (B)	400,000	411,582

		1,761,801

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	208,928

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	400,000	378,388

Construction & Engineering - 0.2%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	304,217
SBA Tower Trust
1.88%, 07/15/2050 (B)	200,000	202,343

		506,560

Consumer Finance - 0.5%
Discover Financial Services
4.50%, 01/30/2026	200,000	225,419

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	$ 400,000	$ 413,360
Nissan Motor Acceptance Corp.
2.00%, 03/09/2026 (B)	200,000	199,089
OneMain Finance Corp.
8.88%, 06/01/2025	300,000	332,340
Synchrony Financial
5.15%, 03/19/2029	100,000	115,260

		1,285,468

Containers & Packaging - 0.3%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	300,000	297,952
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	529,078

		827,030

Diversified Consumer Services - 0.1%
Yale University
1.48%, 04/15/2030	200,000	190,460

Diversified Financial Services - 1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,200,000	1,302,409
Aircastle, Ltd.
2.85%, 01/26/2028 (B)	100,000	95,181
5.50%, 02/15/2022	100,000	103,972
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	335,412
DAE Funding LLC
2.63%, 03/20/2025 (B)	400,000	401,968
Doric Nimrod Air Finance Alpha, Ltd. Pass-Through Trust
5.13%, 11/30/2024 (B)	56,139	55,924
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	200,000	210,000
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	700,000	791,982
Helios Leasing I LLC
1.56%, 09/28/2024	62,469	63,664
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	420,514
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	500,000	513,305
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	300,000	310,965
Tagua Leasing LLC
1.58%, 11/16/2024	66,926	68,159
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	200,000	208,500

		4,881,955

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3.65%, 06/01/2051	200,000	192,972
4.30%, 02/15/2030	227,000	255,486
4.50%, 05/15/2035	100,000	112,682
Bell Canada
4.30%, 07/29/2049	200,000	223,571
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	210,750
Verizon Communications, Inc.
2.10%, 03/22/2028	800,000	804,151

		1,799,612

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 3.6%
Alabama Power Co.
3.45%, 10/01/2049	$ 300,000	$ 304,935
4.15%, 08/15/2044	100,000	110,606
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	86,389
Avangrid, Inc.
3.80%, 06/01/2029	500,000	549,679
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	100,000	100,285
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	300,000	299,625
DTE Electric Co.
3.70%, 06/01/2046	1,000,000	1,058,534
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (B)	100,000	95,775
Edison International
3.55%, 11/15/2024	100,000	107,439
Enel Finance International NV
2.65%, 09/10/2024 (B)	800,000	841,425
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,143,139
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	300,000	324,022
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	400,000	374,487
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	216,059
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	198,296
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	100,028
3-Month LIBOR + 1.38%, 1.57% (A), 11/15/2021	600,000	601,147
3.50%, 06/15/2025 (I)	120,000	127,099
3.75%, 08/15/2042	100,000	91,174
4.25%, 08/01/2023 (I)	300,000	319,688
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	628,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049 (B) (D)	300,000	317,064
Southern California Edison Co.
3.90%, 03/15/2043	100,000	101,856
4.00%, 04/01/2047	600,000	616,342
4.05%, 03/15/2042	100,000	103,538
4.65%, 10/01/2043	100,000	112,276
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	797,380
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	250,000	269,977

		9,997,139

Electrical Equipment - 0.0% (J)
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028 (B) (D)	100,000	98,202

Electronic Equipment, Instruments & Components - 0.2%
Flex, Ltd.
4.75%, 06/15/2025	200,000	223,035
4.88%, 06/15/2029	170,000	191,708

		414,743

Energy Equipment & Services - 0.0% (J)
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (E)	22,506	22,281

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.1%
Activision Blizzard, Inc.
2.50%, 09/15/2050	$ 100,000	$ 83,738
Walt Disney Co.
2.00%, 09/01/2029	300,000	296,081

		379,819

Equity Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	100,000	111,405
4.50%, 07/30/2029	200,000	229,835
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	300,000	300,052
American Tower Corp.
3.38%, 10/15/2026	600,000	648,017
4.00%, 06/01/2025	300,000	329,804
4.40%, 02/15/2026	670,000	753,967
Boston Properties, LP
2.55%, 04/01/2032	100,000	95,787
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 1.26% (A), 02/01/2022	600,000	601,235
Crown Castle International Corp.
4.45%, 02/15/2026	200,000	224,970
Essex Portfolio, LP
4.00%, 03/01/2029	500,000	553,007
Kilroy Realty, LP
4.38%, 10/01/2025	590,000	648,397
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc.
3.88%, 02/15/2029 (B) (D)	500,000	498,062
Mid-America Apartments, LP
4.00%, 11/15/2025	580,000	643,307
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	581,793
OMEGA Healthcare Investors, Inc.
3.25%, 04/15/2033	200,000	192,004
Sabra Health Care, LP
4.80%, 06/01/2024	400,000	435,417
STORE Capital Corp.
2.75%, 11/18/2030	300,000	293,499
UDR, Inc.
3.00%, 08/15/2031	300,000	304,766
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	500,000	564,202
WP Carey, Inc.
4.60%, 04/01/2024	400,000	439,782

		8,449,308

Gas Utilities - 0.6%
CenterPoint Energy Resources Corp.
3-Month LIBOR + 0.50%, 0.68% (A), 03/02/2023	100,000	100,028
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	1,078,149
Southern California Gas Co.
4.13%, 06/01/2048	500,000	564,830

		1,743,007

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.
1.73%, 04/01/2031 (B)	200,000	186,939
Boston Scientific Corp.
2.65%, 06/01/2030	100,000	100,777

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
Stryker Corp.
1.95%, 06/15/2030	$ 400,000	$ 385,704
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	30,000	32,493

		705,913

Health Care Providers & Services - 1.4%
Adventist Health System
2.43%, 09/01/2024	400,000	411,693
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	510,602
Anthem, Inc.
1.50%, 03/15/2026	200,000	200,125
Banner Health
1.90%, 01/01/2031	300,000	285,136
CHRISTUS Health
4.34%, 07/01/2028	300,000	338,677
Cigna Corp.
2.38%, 03/15/2031	100,000	98,328
CVS Health Corp.
5.05%, 03/25/2048	500,000	611,893
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	101,715
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	190,647
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	247,405
HCA, Inc.
4.13%, 06/15/2029	100,000	110,751
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	200,000	190,934
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	424,937
UnitedHealth Group, Inc.
2.90%, 05/15/2050	100,000	95,440

		3,818,283

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	220,000	254,392
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	200,000	208,050
5.38%, 04/15/2026	100,000	112,221
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	204,673
Marriott International, Inc.
2.85%, 04/15/2031	200,000	196,535
McDonald’s Corp.
3.80%, 04/01/2028, MTN	400,000	442,527
Sands China, Ltd.
4.60%, 08/08/2023	200,000	213,878
Wynn Macau, Ltd.
5.13%, 12/15/2029 (B)	100,000	102,500

		1,734,776

Industrial Conglomerates - 0.1%
General Electric Co.
3-Month LIBOR + 3.33%, 3.51% (A), 06/15/2021 (D) (F)	200,000	188,700
5.55%, 01/05/2026, MTN	100,000	118,468

		307,168

Insurance - 0.9%
AIA Group, Ltd.
3.20%, 09/16/2040 (B)	300,000	291,862

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031 (B)	$ 100,000	$ 99,549
Fidelity National Financial, Inc.
3.40%, 06/15/2030 (D)	400,000	417,203
First American Financial Corp.
4.60%, 11/15/2024	20,000	22,292
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	200,000	190,589
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	117,567
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	800,000	863,560
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	400,000	418,394

		2,421,016

Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	100,000	86,158
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (B) (D)	200,000	217,134

		303,292

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	300,000	271,624
Amazon.com, Inc.
2.50%, 06/03/2050	50,000	44,545

		316,169

Leisure Products - 0.1%
Hasbro, Inc.
3.55%, 11/19/2026	300,000	323,617

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	100,000	97,318
Illumina, Inc.
2.55%, 03/23/2031	100,000	99,063

		196,381

Machinery - 0.3%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	800,000	869,742

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	300,000	327,656

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	700,000	725,375
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	180,499
4.20%, 03/15/2028	500,000	551,358
4.80%, 03/01/2050	300,000	320,925
Comcast Corp.
4.40%, 08/15/2035	20,000	23,359
4.75%, 03/01/2044	500,000	612,923

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	$ 200,000	$ 176,419
Discovery Communications LLC
4.00%, 09/15/2055 (B)	365,000	358,121

		2,948,979

Metals & Mining - 0.0% (J)
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031 (B)	100,000	101,875

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (B)	200,000	209,000

Multi-Utilities - 0.3%
Black Hills Corp.
2.50%, 06/15/2030	400,000	392,691
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (F), 6.13% (A)	100,000	104,750
Public Service Co. of Colorado
1.88%, 06/15/2031	150,000	143,054
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	281,634

		922,129

Oil, Gas & Consumable Fuels - 3.6%
AKER BP ASA
3.75%, 01/15/2030 (B)	200,000	206,162
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	300,000	331,895
Boardwalk Pipelines, LP
3.40%, 02/15/2031	400,000	399,386
Diamondback Energy, Inc.
2.88%, 12/01/2024	300,000	316,335
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (E)	400,000	413,336
Energy Transfer Operating, LP
4.75%, 01/15/2026	40,000	44,396
5.80%, 06/15/2038	500,000	565,943
7.50%, 07/01/2038	100,000	131,735
Eni SpA
4.75%, 09/12/2028 (B)	200,000	229,386
Enterprise Products Operating LLC
3.20%, 02/15/2052	700,000	635,761
Kinder Morgan, Inc.
7.75%, 01/15/2032, MTN	400,000	561,325
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	309,636
MPLX, LP
1.75%, 03/01/2026	400,000	400,432
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	110,000	122,903
ONEOK, Inc.
4.35%, 03/15/2029	700,000	761,125
Pertamina Persero PT
4.18%, 01/21/2050 (B)	400,000	386,541
Petronas Energy Canada, Ltd.
2.11%, 03/23/2028 (B)	200,000	197,273
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	394,000
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,000,000	1,128,267
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	400,000	402,678
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B)	500,000	551,745

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	$ 200,000	$ 188,104
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	126,933
Valero Energy Corp.
4.00%, 04/01/2029 (D)	500,000	538,464
Williams Cos., Inc.
2.60%, 03/15/2031	300,000	292,319
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	20,000	21,116
3.70%, 03/15/2028 (B)	500,000	518,718

		10,175,914

Pharmaceuticals - 0.6%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	1,145,323
Zoetis, Inc.
3.90%, 08/20/2028	400,000	444,542

		1,589,865

Professional Services - 0.3%
Block Financial LLC
3.88%, 08/15/2030	400,000	412,438
IHS Markit, Ltd.
4.75%, 08/01/2028	300,000	346,512

		758,950

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	99,596
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	400,000	418,000
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024 (B)	200,000	217,392
Union Pacific Corp.
4.10%, 09/15/2067	200,000	213,428

		948,416

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
4.30%, 11/15/2032	400,000	435,143
5.00%, 04/15/2030	300,000	340,980
KLA Corp.
4.65%, 11/01/2024	300,000	335,197
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	200,000	213,988

		1,325,308

Software - 0.6%
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	98,263
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	170,000	174,343
Infor, Inc.
1.75%, 07/15/2025 (B)	400,000	403,427
Microsoft Corp.
2.92%, 03/17/2052	314,000	306,180
Oracle Corp.
2.95%, 05/15/2025	290,000	308,855
VMware, Inc.
4.65%, 05/15/2027	300,000	339,882

		1,630,950

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	$ 200,000	$ 233,810
8.10%, 07/15/2036 (B)	600,000	878,285
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	400,000	406,170

		1,518,265

Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.
4.25%, 03/15/2029 (B)	300,000	293,403

Tobacco - 0.2%
BAT Capital Corp.
4.39%, 08/15/2037	400,000	418,532
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	213,610

		632,142

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B)	200,000	214,363

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B) (D)	20,000	21,279
3.90%, 03/22/2023 (B)	200,000	211,547

		232,826

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	400,000	428,280
5.15%, 09/20/2029 (B)	400,000	456,000
T-Mobile USA, Inc.
2.25%, 11/15/2031 (B)	200,000	189,885

		1,074,165

Total Corporate Debt Securities (Cost $96,324,676)		100,447,364

FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	900,000	959,967

Dominican Republic - 0.2%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	400,000	408,000

Indonesia - 0.3%
Indonesia Government International Bond
4.45%, 02/11/2024	800,000	872,715

Israel - 0.1%
State of Israel
3.38%, 01/15/2050	300,000	303,000

Japan - 1.2%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	1,800,000	1,853,824
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	1,500,000	1,502,775

		3,356,599

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.4%
Peru Government International Bond
5.94%, 02/12/2029 (E)	PEN 1,500,000	$ 454,910
5.94%, 02/12/2029 (B)	1,200,000	363,928
8.20%, 08/12/2026 (B)	600,000	209,502

		1,028,340

Qatar - 1.2%
Qatar Government International Bond
2.38%, 06/02/2021 (E)	$ 2,800,000	2,808,848
4.40%, 04/16/2050 (B)	300,000	348,000
4.50%, 01/20/2022 (E)	200,000	206,484

		3,363,332

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	301,608

Romania - 0.0% (J)
Romania Government International Bond
2.63%, 12/02/2040 (B)	EUR 100,000	116,121

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.50%, 04/22/2060, MTN (E)	$ 200,000	223,260

Total Foreign Government Obligations (Cost $10,825,121)		10,932,942

LOAN ASSIGNMENTS - 0.3%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (K) (L) (M)	652,874	627,042

Hotels, Restaurants & Leisure - 0.0% (J)
IRB Holding Corp.
Term Loan,
3-Month LIBOR + 3.25%, 4.25% (A), 12/15/2027	100,000	99,679

IT Services - 0.1%
Virtusa Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 5.00% (A), 02/11/2028	200,000	200,125

Total Loan Assignments (Cost $940,327)		926,846

MORTGAGE-BACKED SECURITIES - 4.2%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	296,815	297,848
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 04/15/2036 (B)	500,000	498,459
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.77% (A), 05/25/2034	6,111	6,236

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 09/15/2036 (B)	$ 112,102	$ 112,068
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.03% (A), 09/25/2035	168,608	133,256
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.39% (A), 05/25/2037	290,371	277,553
CHL Mortgage Pass-Through Trust
Series 2004-J3, Class A7,
5.50%, 05/25/2034	110,349	113,910
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	400,000	428,679
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.48% (A), 08/26/2058 (B)	257,334	257,394
CSMC Trust
Series 2019-RPL9, Class A1,
3.01% (A), 10/27/2059 (B)	185,547	187,130
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	218,547
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	1,065,899
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.24% (A), 12/10/2044 (E)	GBP 52,742	72,255
GCAT LLC
Series 2019-4, Class A1,
3.23% (A), 11/26/2049 (B)	$ 454,755	460,190
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.42% (A), 07/19/2035	50,241	42,738
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	635,268
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (L)	469,072	503,616
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.79% (A), 04/25/2028	129,302	128,914
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	297,310	307,552
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	965,705
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.97% (A), 12/15/2048	1,558,904	19,729

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.63% (A), 05/25/2035	$ 25,794	$ 25,921
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	742,920
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	490,238	510,947
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	252,696	263,317
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.26% (A), 06/10/2043 (E)	GBP 32,914	45,178
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.06% (A), 10/20/2051	822,995	1,139,591
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 227,448	237,608
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.28% (A), 06/10/2059 (E)	GBP 309,009	411,387
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.83% (A), 06/10/2059 (E)	66,694	86,466
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.43% (A), 06/10/2059 (E)	79,784	105,594
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.63% (A), 06/10/2059 (E)	62,331	82,847
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.96% (A), 08/25/2046	$ 429,670	420,192
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	968,753

Total Mortgage-Backed Securities (Cost $11,397,594)		11,773,667

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.1%
California - 0.4%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	288,000
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	313,603
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	460,581
University of California, Revenue Bonds,
Series BG,
1.61%, 05/15/2030	100,000	95,404

		1,157,588

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida - 0.1%
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	$ 200,000	$ 220,900

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	200,000	212,490

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	200,000	207,201

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	293,813
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	400,000	492,970

		786,783

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	300,000	357,691

Utah - 0.0% (J)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.86% (A), 12/26/2031	23,539	23,495

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	140,000	146,278

Total Municipal Government Obligations (Cost $2,858,837)		3,112,426

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	618,188	691,743
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	1,000,000	1,067,518
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.47% (A), 01/15/2038	446,894	447,679
1-Month LIBOR + 0.40%, 0.51% (A), 02/15/2041 - 09/15/2045	221,626	224,127
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.38% (A), 01/15/2038	446,894	29,153
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.78% (A), 09/15/2043	619,485	111,659
Federal National Mortgage Association
3.00%, TBA (C)	2,400,000	2,498,766
3.50%, 06/01/2045	114,942	123,341
4.00%, 09/01/2048	116,376	124,797

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.66% (A), 02/25/2041	$ 116,648	$ 117,180
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	280,840	19,378
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.92% (A), 05/20/2066 - 06/20/2066	1,812,781	1,842,693
Uniform Mortgage-Backed Security
1.50%, TBA (C)	800,000	802,108
4.00%, TBA (C)	4,800,000	5,151,750
4.50%, TBA (C)	900,000	979,734

Total U.S. Government Agency Obligations (Cost $14,147,795)		14,231,626

U.S. GOVERNMENT OBLIGATIONS - 34.7%
U.S. Treasury - 34.7%
U.S. Treasury Bond
1.13%, 05/15/2040	2,070,000	1,684,139
1.13%, 08/15/2040 (N)	3,200,000	2,594,000
1.38%, 11/15/2040 - 08/15/2050 (N)	14,560,000	11,924,412
1.88%, 02/15/2041 (C) (N)	8,900,000	8,265,875
2.00%, 02/15/2050 (N)	7,360,000	6,710,250
2.25%, 08/15/2049 (N)	430,000	414,496
2.88%, 05/15/2049	10,000	10,948
3.00%, 02/15/2048 - 08/15/2048 (N)	3,000,000	3,354,289
3.13%, 11/15/2041 (N)	2,750,000	3,124,902
3.13%, 05/15/2048 (D) (N)	2,310,000	2,641,250
4.25%, 05/15/2039 (N)	3,400,000	4,458,914
4.38%, 05/15/2041 (N)	2,300,000	3,091,703
4.50%, 08/15/2039 (N)	16,630,000	22,474,536
U.S. Treasury Bond, Principal Only STRIPS
08/15/2044 - 05/15/2050	3,800,000	1,867,939
U.S. Treasury Note
0.13%, 01/15/2024	1,200,000	1,193,813
1.13%, 02/29/2028 (D)	90,000	88,341
1.13%, 02/15/2031 (N)	5,610,000	5,296,191
1.50%, 02/15/2030 (N)	5,030,000	4,964,767
1.88%, 03/31/2022 (N)	10,300,000	10,482,262
2.00%, 12/31/2021 (D) (N)	2,200,000	2,231,625

Total U.S. Government Obligations (Cost $100,219,347)		96,874,652

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 33.8%
U.S. Cash Management Bill
0.04% (O), 07/20/2021	16,100,000	16,099,114
0.05% (O), 07/20/2021	2,100,000	2,099,884
0.05% (O), 07/13/2021 (P)	1,800,000	1,799,907
0.11% (O), 05/13/2021	14,200,000	14,199,627
U.S. Treasury Bill
0.03% (O), 04/22/2021 (P)	948,000	947,993
0.05% (O), 06/17/2021 - 09/09/2021	25,700,000	25,698,980
0.05% (O), 06/10/2021 (P)	2,100,000	2,099,933
0.06% (O), 05/25/2021 (P)	3,000,000	2,999,921
0.06% (O), 08/19/2021 - 09/09/2021	13,500,000	13,498,639
0.08% (O), 05/20/2021	1,500,000	1,499,964
0.09% (O), 05/20/2021	3,000,000	2,999,928
0.11% (O), 05/06/2021	10,600,000	10,599,820

Total Short-Term U.S. Government Obligations (Cost $94,535,232)		94,543,710

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (O)	2,481,731	$ 2,481,731

Total Other Investment Company (Cost $2,481,731)		2,481,731

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 0.00% (O), dated 03/31/2021, to be repurchased at $1,165,539 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $1,188,881.	$ 1,165,539	1,165,539

Total Repurchase Agreement (Cost $1,165,539)		1,165,539
Total Investments Excluding Options Purchased (Cost $348,527,307)		350,215,357
Total Options Purchased - 0.7% (Cost $3,219,469)		1,834,880

Total Investments (Cost $351,746,776)		352,050,237
Net Other Assets (Liabilities) - (26.0)%		(72,586,356)

Net Assets - 100.0%		$ 279,463,881

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (21.8)% (Q)
Bank of Nova Scotia, 0.08% (O), dated 03/16/2021, to be repurchased at $(602,917) on 04/16/2021. Collateralized by a U.S. Government Obligation, 1.38% due 11/15/2040, and with a value of $(597,658).	$ (602,875)	$ (602,897)
Deutsche Bank Securities, Inc., (0.15%) (O), dated 03/30/2021, to be repurchased at $(1,393,113) on 04/01/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2041, and with a value of $(1,397,090).	(1,393,125)	(1,393,113)
RBS Securities, Inc., 0.07% (O), dated 03/23/2021, to be repurchased at $(22,679,780) on 04/06/2021. Collateralized by a U.S. Government Obligation, 4.50%, due 08/15/2039, and with a value of $(22,578,931).	(22,679,163)	(22,679,560)
RBS Securities, Inc., 0.07% (O), dated 03/26/2021, to be repurchased at $(5,946,674) on 04/09/2021. Collateralized by U.S. Government Obligations, 1.50% - 4.25%, due 02/15/2030 - 05/15/2039, and with a total value of $(5,905,074).	(5,946,512)	(5,946,581)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (Q)

RBS Securities, Inc., 0.07% (O), dated 03/29/2021, to be repurchased at $(8,631,235) on 04/12/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(8,549,919).

	$ (8,631,000)	$ (8,631,050)
RBS Securities, Inc., 0.08% (O), dated 03/18/2021, to be repurchased at $(6,691,301) on 04/19/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2040, and with a value of $(6,710,848).	(6,690,825)	(6,691,033)
RBS Securities, Inc., 0.08% (O), dated 03/29/2021, to be repurchased at $(7,838,866) on 04/19/2021. Collateralized by U.S. Government Obligations, 0.13% - 2.00%, due 01/15/2024 - 02/15/2050, and with a total value of $(7,870,626).	(7,838,500)	(7,838,553)
RBS Securities, Inc., 0.08% (O), dated 04/09/2021, to be repurchased at $(7,030,456) on 04/19/2021. Collateralized by U.S. Government Obligations, 1.38% - 2.00%, due 11/15/2040 - 02/15/2050, and with a total value of $(7,055,041).	(7,030,300)	(7,030,300)

Total Reverse Repurchase Agreements	$ (60,812,300)	$ (60,813,087)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,150.00	12/17/2021	USD	96,938,516	244	$3,219,469	$1,834,880

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America High Yield Index - Series 35	JPM	Pay	1.03%	05/19/2021	USD	1,200,000	$(5,400)	$(2,128)
Put - North America Investment Grade Index - Series 35	GSB	Pay	0.75	05/19/2021	USD	2,800,000	(2,548)	(598)
Put - North America Investment Grade Index - Series 35	DUB	Pay	0.75	05/19/2021	USD	4,200,000	(4,074)	(897)
Put - North America Investment Grade Index - Series 35	BOA	Pay	0.80	05/19/2021	USD	2,000,000	(1,800)	(349)
Put - North America Investment Grade Index - Series 35	BOA	Pay	0.90	05/19/2021	USD	5,400,000	(5,929)	(685)

Total							$(19,751)	$(4,657)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	1.01%	06/07/2021	USD	1,000,000	$(5,156)	$(4,298)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	0.99	06/07/2021	USD	1,000,000	(6,250)	(7,911)

Total								$(11,406)	$(12,209)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(31,157)	$(16,866)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.63%	USD	100,000	$1,808	$1,291	$517
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.70	USD	300,000	4,662	4,543	119

Total							$6,470	$5,834	$636

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America Investment Grade Index - Series 31	1.00%	Quarterly	12/20/2023	USD	13,500,000	$(234,472)	$(77,810)	$(156,662)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$324	$2	$322

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.24%	Semi-Annually	03/04/2025	CAD	1,200,000	$1,820	$969	$851
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/Annually	06/16/2031	EUR	3,100,000	(124,949)	(6,777)	(118,172)

Total							$(122,805)	$(5,806)	$(116,999)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation		Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	1,700,000	$15,277	$(69,031)	$84,308
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	899,877	8,781	(50,523)	59,304

Total							$24,058	$(119,554)	$143,612

									Value
OTC Swap Agreements, at value (Assets)									$24,058

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	139	06/30/2021	$17,329,288	$17,152,383	$—	$(176,905)
10-Year U.S. Treasury Note	42	06/21/2021	5,631,395	5,499,375	—	(132,020)
10-Year U.S. Treasury Ultra Note	13	06/21/2021	1,889,286	1,867,937	—	(21,349)
E-Mini Russell 2000® Index	127	06/18/2021	14,862,002	14,112,875	—	(749,127)
Euro-BTP Italy Government Bond	21	06/08/2021	3,674,973	3,677,013	2,040	—
MSCI EAFE Index	127	06/18/2021	14,001,053	13,919,200	—	(81,853)
S&P 500® E-Mini Index	398	06/18/2021	78,149,689	78,951,260	801,571	—

Total					$803,611	$(1,161,254)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	(56)	06/30/2021	$(12,372,427)	$(12,360,687)	$11,740	$—
30-Year U.S. Treasury Bond	(158)	06/21/2021	(25,281,047)	(24,425,813)	855,234	—
Euro OAT	(25)	06/08/2021	(4,757,909)	(4,747,969)	9,940	—
German Euro Bund	(33)	06/08/2021	(6,633,376)	(6,628,382)	4,994	—
U.K. Gilt	(56)	06/28/2021	(9,963,983)	(9,850,146)	113,837	—
U.S. Treasury Ultra Bond	(89)	06/21/2021	(17,229,268)	(16,128,469)	1,100,799	—

Total					$2,096,544	$—

Total Futures Contracts					$2,900,155	$(1,161,254)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/07/2021	USD	2,308,982	EUR	1,940,000	$33,614	$—
BOA	04/05/2021	USD	206,280	BRL	1,141,142	3,606	—
BOA	04/05/2021	BRL	1,141,142	USD	200,295	2,379	—
BOA	04/07/2021	USD	2,500,207	GBP	1,766,000	65,548	—
BOA	04/22/2021	RUB	1,970,253	USD	25,740	243	—

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	05/04/2021	BRL	1,141,142	USD	206,018	$—	$(3,703)
BOA	06/22/2021	RUB	1,128,597	USD	14,947	—	(176)
CITI	05/21/2021	RUB	5,050,645	USD	67,469	—	(1,105)
CITI	06/22/2021	RUB	7,277,991	USD	97,576	—	(2,327)
CITI	12/09/2021	USD	357,568	PEN	1,314,384	6,916	—
GSB	04/05/2021	USD	200,295	BRL	1,141,142	—	(2,379)
GSB	04/05/2021	BRL	1,141,142	USD	197,000	5,674	—
GSB	04/22/2021	RUB	8,198,747	USD	108,816	—	(693)
HSBC	04/07/2021	USD	112,401	EUR	94,000	2,151	—
HSBC	04/07/2021	USD	466,745	GBP	339,000	—	(610)
HSBC	04/07/2021	GBP	140,000	USD	195,241	—	(2,233)
HSBC	04/07/2021	EUR	1,299,000	USD	1,567,075	—	(43,517)
HSBC	05/04/2021	USD	325,048	MXN	6,722,000	—	(2,602)
HSBC	05/04/2021	MXN	6,722,000	USD	324,554	3,097	—
HSBC	05/10/2021	USD	1,050,087	PEN	3,862,871	18,301	—
HSBC	05/17/2021	USD	1,843,741	JPY	200,400,000	33,022	—
HSBC	05/21/2021	RUB	5,118,241	USD	68,319	—	(1,067)
HSBC	06/22/2021	RUB	1,762,412	USD	23,688	—	(623)
HSBC	09/03/2021	MXN	3,708,000	USD	176,325	1,908	—
HSBC	10/05/2021	MXN	6,722,000	USD	319,297	2,655	—
JPM	05/17/2021	JPY	200,300,000	USD	1,897,189	—	(87,374)
SCB	04/07/2021	USD	84,098	GBP	61,000	2	—
SCB	04/07/2021	GBP	2,026,000	USD	2,787,286	5,817	—
SCB	05/05/2021	USD	2,787,559	GBP	2,026,000	—	(5,803)

Total						$184,933	$(154,212)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$13,724,854	$—	$13,724,854
Corporate Debt Securities	—	100,447,364	—	100,447,364
Foreign Government Obligations	—	10,932,942	—	10,932,942
Loan Assignments	—	299,804	627,042	926,846
Mortgage-Backed Securities	—	11,773,667	—	11,773,667
Municipal Government Obligations	—	3,112,426	—	3,112,426
U.S. Government Agency Obligations	—	14,231,626	—	14,231,626
U.S. Government Obligations	—	96,874,652	—	96,874,652
Short-Term U.S. Government Obligations	—	94,543,710	—	94,543,710
Other Investment Company	2,481,731	—	—	2,481,731
Repurchase Agreement	—	1,165,539	—	1,165,539
Exchange-Traded Options Purchased	1,834,880	—	—	1,834,880

Total Investments	$4,316,611	$347,106,584	$627,042	$352,050,237

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$6,470	$—	$6,470
Centrally Cleared Interest Rate Swap Agreements	—	2,144	—	2,144
Over-the-Counter Credit Default Swap Agreements	—	24,058	—	24,058
Futures Contracts (X)	2,900,155	—	—	2,900,155
Forward Foreign Currency Contracts (X)	—	184,933	—	184,933

Total Other Financial Instruments	$2,900,155	$217,605	$—	$3,117,760

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(60,813,087)	$—	$(60,813,087)
Over-the-Counter Credit Default Swaptions Written	—	(4,657)	—	(4,657)
Over-the-Counter Interest Rate Swaptions Written	—	(12,209)	—	(12,209)
Centrally Cleared Credit Default Swap Agreements	—	(234,472)	—	(234,472)
Centrally Cleared Interest Rate Swap Agreements	—	(124,949)	—	(124,949)
Futures Contracts (X)	(1,161,254)	—	—	(1,161,254)
Forward Foreign Currency Contracts (X)	—	(154,212)	—	(154,212)

Total Other Financial Instruments	$(1,161,254)	$(61,343,586)	$—	$(62,504,840)

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $57,314,305, representing 20.5% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,576,692, collateralized by cash collateral of $2,481,731 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,231,350. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $6,167,142, representing 2.2% of the Portfolio’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2021; the maturity date disclosed is the ultimate maturity date.
(H)	Restricted security. At March 31, 2021, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG Fixed until 11/24/2025, 2.13%, 11/24/2026	11/17/2020	$200,000	$200,402	0.1%

(I)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2021, the total value of such securities is $446,787, representing 0.2% of the Portfolio’s net assets.
(J)	Percentage rounds to less than 0.1% or (0.1)%.
(K)	Fixed rate loan commitment at March 31, 2021.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $1,130,658, representing 0.4% of the Portfolio’s net assets.
(M)	Security is Level 3 of the fair value hierarchy.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2021 was $7,670,795 at a weighted average interest rate of (0.07)%.
(O)	Rates disclosed reflect the yields at March 31, 2021.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $6,278,804.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2021 was $69,181,070 at a weighted average interest rate of 0.11%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 17

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 18